Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Changes in Liabilities Arising from Financing Activities
33.	Changes in Liabilities Arising from Financing Activities
Details of changes in liabilities arising from financing activities, liabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022
	Beginning		Cash flows		Non-cash
					Newly acquired		Changes in FX rate		Fair Value changes		Others		Ending
Borrowing	￦	8,437,703	￦	1,391,321	￦	—	￦	146,108	￦	939	￦	30,614	￦	10,006,685
Lease liabilities		1,159,369		(378,684)		427,398		—		—		(36,045)		1,172,038
Derivative liabilities		75,176		(41,197)		—		19,858		12,941		(33,223)		33,555
Derivative assets		(99,453)		76,280		(754)		(147,161)		30,341		(50,083)		(190,830)

Total	￦	9,572,795	￦	1,047,720	￦	426,644	￦	18,805	￦	44,221	￦	(88,737)	￦	11,021,448

	2023
	Beginning		Cash flows		Non-cash
(in millions of Korean won)					Newly acquired		Changes in FX rate		Fair Value changes		Others		Ending
Borrowing	￦	10,006,685	￦	106,118	￦	—	￦	45,370	￦	1,719	￦	58,273	￦	10,218,165
Lease liabilities		1,172,038		(407,051)		460,617		—		24		(45,719)		1,179,909
Derivative liabilities		33,555		—		—		10,888		9,643		(29,539)		24,547
Derivative assets		(190,830)		48,183		—		32,487		1,788		(50,839)		(159,211)

Total	￦	11,021,448	￦	(252,750)	￦	460,617	￦	88,745	￦	13,174	￦	(67,824)	￦	11,263,410

	2024
	Beginning		Cash flows		Non-cash
(in millions of Korean won)					Newly acquired		Changes in FX rate		Fair Value changes		Others		Ending
Borrowing	￦	10,218,165	￦	(135,227)	￦	—	￦	399,510	￦	—	￦	38,243	￦	10,520,691
Lease liabilities		1,179,909		(414,172)		324,330		—		264		(30,878)		1,059,453
Derivative liabilities		24,547		(419)		—		—		(1,903)		(22,222)		3
Derivative assets		(159,211)		81,007		—		—		(360,892)		(6,375)		(445,471)

Total	￦	11,263,410	￦	(468,811)	￦	324,330	￦	399,510	￦	(362,531)	￦	(21,232)	￦	11,134,676